Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of stockholder's equity
Net income	$ 4,884	$ 1,778	$ 7,728
Reconciliations of stockholder's equity
Total stockholder's equity	64,198	57,333	54,186	60,486
Ordinary dividend declared and paid	609	4,381	15,000
New York Department of Commerce
Reconciliations of stockholder's equity
Based on statutory accounting practices	5,518	1,289	7,840
Deferred acquisition costs	(15)	68	(134)
Deferred and uncollected premiums	1	(3)	(5)
Policy and claim reserves	(914)	367	1,329
Investment valuation difference	(32)	(7)	(211)
Commissions and fees	22	58	96
Deferred taxes	203	(205)	(290)
Deferred gain on disposal of businesses	149	161	2
Goodwill and intangibles	(7)	(5)	(799)
Pension	(309)	(246)	(311)
Reinsurance in unauthorized companies	0	0	0
Interest maintenance reserve, deferral and amortization	268	301	212
Asset valuation reserve	0	0	0
Non-admitted assets and other	0	0	(1)
Net income	4,884	1,778	7,728
Reconciliations of stockholder's equity
Based on statutory accounting practices	46,926	42,059
Deferred acquisition costs	214	229
Deferred and uncollected premiums	33	32
Policy and claim reserves	6,812	7,726
Investment valuation difference	15,621	11,668
Commissions and fees	(7)	(29)
Deferred taxes	(6,462)	(5,298)
Deferred gain on disposal of businesses	(2,659)	(3,095)
Goodwill and intangibles	324	331
Pension	(1,932)	(1,623)
Reinsurance in unauthorized companies	2	0
Interest maintenance reserve, deferral and amortization	544	276
Asset valuation reserve	982	852
Non-admitted assets and other	3,800	4,205
Total stockholder's equity	64,198	57,333	54,186
Ordinary dividend declared and paid	609	4,381	15,000
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
Maximum dividend payable under state regulatory requirements	$ 4,493